Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2012